FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of measurement basis of financial assets and liabilities [text block]	The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following tables analyse the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated	Mandatorily held at fair value through profit or loss		Designated at fair value	At fair value through other	Held at
The Group	as hedging instruments £m	Held for trading £m	Other £m	through profit or loss £m	comprehensive income £m	amortised cost £m	Total £m
At 31 December 2018
Financial assets
Cash and balances at central banks	–	–	–	–	–	40,213	40,213
Items in the course of collection from banks	–	–	–	–	–	645	645
Financial assets at fair value through profit or loss	–	19,462	3,794	–	–	–	23,256
Derivative financial instruments	1,483	9,810	–	–	–	–	11,293
Loans and advances to banks	–	–	–	–	–	3,692	3,692
Loans and advances to customers	–	–	–	–	–	464,044	464,044
Debt securities	–	–	–	–	–	5,095	5,095
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	1,878	1,878
Financial assets at amortised cost	–	–	–	–	–	474,709	474,709
Financial assets at fair value through other comprehensive income	–	–	–	–	24,368	–	24,368
Total financial assets	1,483	29,272	3,794	–	24,368	515,567	574,484
Financial liabilities
Deposits from banks	–	–	–	–	–	26,263	26,263
Customer deposits	–	–	–	–	–	391,251	391,251
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	19,663	19,663
Items in course of transmission to banks	–	–	–	–	–	615	615
Financial liabilities at fair value through profit or loss	–	10,543	–	7,187	–	–	17,730
Derivative financial instruments	1,107	9,804	–	–	–	–	10,911
Notes in circulation	–	–	–	–	–	1,104	1,104
Debt securities in issue	–	–	–	–	–	64,533	64,533
Subordinated liabilities	–	–	–	–	–	12,745	12,745
Total financial liabilities	1,107	20,347	–	7,187	–	516,174	544,815
	Derivatives designated	At fair value through profit or loss			Held at
The Group	as hedging instruments £m	Held for trading £m	Other £m	Available- for-sale £m	amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2017
Financial assets
Cash and balances at central banks	–	–	–	–	58,521	–	58,521
Items in the course of collection from banks	–	–	–	–	755	–	755
Financial assets at fair value through profit or loss	–	42,830	2,778	–	–	–	45,608
Derivative financial instruments	1,900	22,252	–	–	–	–	24,152
Loans and advances to banks	–	–	–	–	4,274	–	4,274
Loans and advances to customers	–	–	–	–	465,555	–	465,555
Debt securities	–	–	–	–	3,637	–	3,637
Due from fellow Lloyds Banking group undertakings	–	–	–	–	6,195	–	6,195
Financial assets at amortised cost	–	–	–	–	479,661	–	479,661
Available-for-sale financial assets	–	–	–	41,717	–	–	41,717
Assets of continuing operations	1,900	65,082	2,778	41,717	538,937	–	650,414
Assets in the disposal group (note 13)	–	3,465	125,051	–	2,337	–	130,853
Total financial assets	1,900	68,547	127,829	41,717	541,274	–	781,267
Financial liabilities
Deposits from banks	–	–	–	–	28,888	–	28,888
Customer deposits	–	–	–	–	418,124	–	418,124
Due to fellow Lloyds Banking group undertakings	–	–	–	–	13,237	–	13,237
Items in course of transmission to banks	–	–	–	–	579	–	579
Financial liabilities at fair value through profit or loss	–	43,062	7,812	–	–	–	50,874
Derivative financial instruments	1,864	22,835	–	–	–	–	24,699
Notes in circulation	–	–	–	–	1,313	–	1,313
Debt securities in issue	–	–	–	–	61,865	–	61,865
Subordinated liabilities	–	–	–	–	14,782	–	14,782
Liabilities of continuing operations	1,864	65,897	7,812	–	538,788	–	614,361
Liabilities in the disposal group (note 13)	–	3,147	–	–	5,055	119,271	127,473
Total financial liabilities	1,864	69,044	7,812	–	543,843	119,271	741,834
	Derivatives designated	Mandatorily held at fair value through profit or loss		Designated at fair value	At fair value through other	Held at
The Bank	as hedging instruments £m	Held for trading £m	Other £m	through profit or loss £m	comprehensive income £m	amortised cost £m	Total £m
At 31 December 2018
Financial assets
Cash and balances at central banks	–	–	–	–	–	37,632	37,632
Items in the course of collection from banks	–	–	–	–	–	464	464
Financial assets at fair value through profit or loss	–	19,420	1,423	–	–	–	20,843
Derivative financial instruments	432	14,999	–	–	–	–	15,431
Loans and advances to banks	–	–	–	–	–	3,153	3,153
Loans and advances to customers	–	–	–	–	–	172,315	172,315
Debt securities	–	–	–	–	–	4,960	4,960
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	153,585	153,585
Financial assets at amortised cost	–	–	–	–	–	334,013	334,013
Financial assets at fair value through other comprehensive income	–	–	–	–	23,208	–	23,208
Total financial assets	432	34,419	1,423	–	23,208	372,109	431,591
Financial liabilities
Deposits from banks	–	–	–	–	–	5,320	5,320
Customer deposits	–	–	–	–	–	229,402	229,402
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	88,383	88,383
Items in course of transmission to banks	–	–	–	–	–	341	341
Financial liabilities at fair value through profit or loss	–	10,686	–	7,033	–	–	17,719
Derivative financial instruments	1,315	13,231	–	–	–	–	14,546
Debt securities in issue	–	–	–	–	–	49,787	49,787
Subordinated liabilities	–	–	–	–	–	9,528	9,528
Total financial liabilities	1,315	23,917	–	7,033	–	382,761	415,026
	Derivatives designated	At fair value through profit or loss			Held at
The Bank	as hedging instruments £m	Held for trading £m	Other £m	Available- for-sale £m	amortised cost £m	Total £m
At 31 December 2017
Financial assets
Cash and balances at central banks	–	–	–	–	55,835	55,835
Items in the course of collection from banks	–	–	–	–	490	490
Financial assets at fair value through profit or loss	–	42,839	1,138	–	–	43,977
Derivative financial instruments	774	25,990	–	–	–	26,764
Loans and advances to banks	–	–	–	–	3,611	3,611
Loans and advances to customers	–	–	–	–	170,804	170,804
Debt securities	–	–	–	–	3,182	3,182
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	163,460	163,460
Financial assets at amortised cost	–	–	–	–	341,057	341,057
Available-for-sale financial assets	–	–	–	42,566	–	42,566
Total financial assets	774	68,829	1,138	42,566	397,382	510,689
Financial liabilities
Deposits from banks	–	–	–	–	7,538	7,538
Customer deposits	–	–	–	–	234,397	234,397
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	112,769	112,769
Items in course of transmission to banks	–	–	–	–	304	304
Financial liabilities at fair value through profit or loss	–	43,233	7,812	–	–	51,045
Derivative financial instruments	2,079	26,188	–	–	–	28,267
Debt securities in issue	–	–	–	–	48,158	48,158
Subordinated liabilities	–	–	–	–	9,341	9,341
Total financial liabilities	2,079	69,421	7,812	–	412,507	491,819

Disclosure of financial liabilities [text block]	At 31 December 2018, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its financial liabilities at fair value through profit or loss and totalled £17,730 million (31 December 2017: £50,874 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-87). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	7,085	–	7,085
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	10,258	–	10,258
Other deposits	–	270	–	270
Short positions in securities	67	50	–	117
	67	10,578	–	10,645
Total financial liabilities carried at fair value, excluding derivatives	67	17,663	–	17,730
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	7,812	–	7,812
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	41,378	–	41,378
Other deposits	–	381	–	381
Short positions in securities	1,106	197	–	1,303
	1,106	41,956	–	43,062
Total financial liabilities carried at fair value, excluding derivatives	1,106	49,768	–	50,874
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	7,032	–	7,032
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	10,258	–	10,258
Other deposits	–	362	–	362
Short positions in securities	67	–	–	67
	67	10,620	–	10,687
Total financial liabilities carried at fair value, excluding derivatives	67	17,652	–	17,719
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	7,812	–	7,812
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	41,378	–	41,378
Other deposits	–	552	–	552
Short positions in securities	1,106	197	–	1,303
	1,106	42,127	–	43,233
Total financial liabilities carried at fair value, excluding derivatives	1,106	49,939	–	51,045

Disclosure of significant adjustments to valuation obtained [text block]	The following table summarises the movement on this valuation adjustment account for the Group during 2017 and 2018.

	2018 £m	2017 £m
At 1 January	521	744
Income statement (credit) charge	(243)	(260)
Transfers	(6)	37
At 31 December	272	521

Disclosure Of Significant Adjustment Categories To Valuation Obtained, Explanatory	Represented by:
	2018 £m	2017 £m
Credit Valuation Adjustment	192	408
Debit Valuation Adjustment	(16)	(37)
Funding Valuation Adjustment	96	150
	272	521

Disclosure of fair value measurement of assets [text block]	The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-87). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
The Group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Loans and advances to customers	464,044	463,796	–	35,879	427,917
Loans and advances to banks	3,692	3,655	–	461	3,194
Debt securities	5,095	5,107	–	5,107	–
Due from fellow Lloyds Banking Group undertakings	1,878	1,878	–	–	1,878
Reverse repos included in above amounts:
Loans and advances to customers	35,879	35,879	–	35,879	–
Loans and advances to banks	461	461	–	461	–
At 31 December 2017
Loans and advances to customers	465,555	465,268	–	16,832	448,436
Loans and advances to banks	4,274	4,261	–	94	4,167
Debt securities	3,637	3,580	–	3,571	9
Due from fellow Lloyds Banking Group undertakings	6,195	6,195	–	–	6,195
Reverse repos included in above amounts:
Loans and advances to customers	16,832	16,832	–	16,832	–
Loans and advances to banks	94	94	–	94	–

			Valuation hierarchy
Disposal group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2017
Loans and advances to banks	2,337	2,303	–	677	1,626
Due from fellow Lloyds Banking Group undertakings	1,721	1,721	–	–	1,721
Reverse repos included in above amounts:
Loans and advances to banks	677	677	–	677	–
			Valuation hierarchy
The Bank	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Loans and advances to customers	172,315	169,819	–	35,879	133,940
Loans and advances to banks	3,153	3,153	–	461	2,692
Debt securities	4,960	4,980	–	4,980	–
Due from fellow Lloyds Banking Group undertakings	153,585	153,585	–	–	153,585
Reverse repos included in above amounts:
Loans and advances to customers	35,879	35,879	–	35,879	–
Loans and advances to banks	461	461	–	461	–
At 31 December 2017
Loans and advances to customers	170,804	168,560	–	16,832	151,728
Loans and advances to banks	3,611	3,603	–	94	3,509
Debt securities	3,182	3,182	–	3,182	–
Due from fellow Lloyds Banking Group undertakings	163,460	163,460	–	–	163,460
Reverse repos included in above amounts:
Loans and advances to customers	16,832	16,832	–	16,832	–
Loans and advances to banks	94	94	–	94	–

Disclosure of fair value measurement of liabilities [text block]	The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-87).

			Valuation hierarchy
The Group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Deposits from banks	26,263	26,245	–	26,245	–
Customer deposits	391,251	391,524	–	385,357	6,167
Due to fellow Lloyds Banking Group undertakings	19,663	19,663	–	19,663	–
Debt securities in issue	64,533	66,379	–	66,379	–
Subordinated liabilities	12,745	14,460	–	14,460	–
Repos included in above amounts:
Deposits from banks	21,170	21,170	–	21,170	–
Customer deposits	1,818	1,818	–	1,818	–
Due to fellow Lloyds Banking Group undertakings	2,801	2,801	–	2,801	–
At 31 December 2017
Deposits from banks	28,888	28,883	–	28,883	–
Customer deposits	418,124	418,413	–	411,563	6,850
Due to fellow Lloyds Banking Group undertakings	13,237	13,237	–	13,237	–
Debt securities in issue	61,865	64,790	–	64,790	–
Subordinated liabilities	14,782	17,288	–	17,288	–
Repos included in above amounts:
Deposits from banks	23,175	23,175	–	23,175	–
Customer deposits	2,638	2,638	–	2,638	–

			Valuation hierarchy
Disposal group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2017
Deposits from banks	916	916	–	916	–
Due to fellow Lloyds Banking Group undertakings	2,063	2,063	–	2,063	–
Debt securities in issue	1,794	1,794	–	1,794	–
Subordinated liabilities	2,345	2,345	–	2,345	–
			Valuation hierarchy
The Bank	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Deposits from banks	5,320	5,300	–	5,300	–
Customer deposits	229,402	229,593	–	229,593	–
Due to fellow Lloyds Banking Group undertakings	88,383	88,383	–	88,383	–
Debt securities in issue	49,787	51,501	–	51,501	–
Subordinated liabilities	9,528	10,558	–	10,558	–
Repos included in above amounts:
Deposits from banks	1,193	1,193	–	1,193	–
Customer deposits	1,818	1,818	–	1,818	–
Due to fellow Lloyds Banking Group undertakings	2,801	2,801	–	2,801	–
At 31 December 2017
Deposits from banks	7,538	7,536	–	7,536	–
Customer deposits	234,397	234,512	–	234,512	–
Due to fellow Lloyds Banking Group undertakings	112,769	112,769	–	112,769	–
Debt securities in issue	48,158	50,716	–	50,716	–
Subordinated liabilities	9,341	10,860	–	10,860	–
Repos included in above amounts:
Deposits from banks	3,198	3,198	–	3,198	–
Customer deposits	2,637	2,637	–	2,637	–

Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of movements in level 3 portfolio [text block]	The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement):

	2018				2017

The Group – Continuing operations	Financial assets at fair value through profit or loss £m	At fair value through other comprehensive income £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 31 December 2017	50		315	365
Adjustment on adoption of IFRS 9 (note 50)	3,278	302	(315)	3,265
At 1 January	3,328	302		3,630	2,305	894	3,199
Exchange and other adjustments	82	(2)		80	–	(25)	(25)
Gains recognised in the income statement within other income	72	–		72	80	–	80
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	–	(5)		(5)	–	(125)	(125)
Purchases	1,002	2		1,004	228	36	264
Sales	(2,060)	(305)		(2,365)	(483)	(52)	(535)
Disposal of businesses	–	–		–	(2,061)	(375)	(2,436)
Transfers into the level 3 portfolio	297	345		642	–	1	1
Transfers out of the level 3 portfolio	–	(284)		(284)	(19)	(39)	(58)
At 31 December	2,721	53		2,774	50	315	365
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	–	–		–	6	–	6
	Trading and other financial assets at fair value through profit or loss
The Group – Discontinued operations	2018 £m	2017 £m
At 31 December 2017	1,746
Adjustment on adoption of IFRS 9 (note 50)	6,755
At 1 January	8,501	1,501
Exchange and other adjustments	(17)	–
Gains recognised in the income statement within other income	27	87
Purchases	97	427
Sales	(270)	(209)
Transfers into the level 3 portfolio	230	155
Transfers out of the level 3 portfolio	(168)	(215)
Disposal of business	(8,400)	–
At 31 December	–	1,746
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	–	47
	2018				2017
The Bank	Financial assets at fair value through profit or loss £m	At fair value through other comprehensive income £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 31 December 2017	–		202	202
Adjustment on adoption of IFRS 9 (note 50)	1,659	202	(202)	1,659
At 1 January	1,659	202		1,861	78	291	369
Exchange and other adjustments	79	–		79	–	(17)	(17)
Gains recognised in the income statement within other income	67	–		67	5	–	5
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	–	1		1	–	(72)	(72)
Purchases	247	–		247	–	–	–
Sales	(1,355)	(9)		(1,364)	(64)	–	(64)
Transfers into the level 3 portfolio	193	–		193	–	–	–
Transfers out of the level 3 portfolio	–	(194)		(194)	(19)	–	(19)
At 31 December	890	–		890	–	202	202
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	–	–		–	5	–	5

Disclosure of financial liabilities [text block]	The table below analyses movements in level 3 financial liabilities excluding derivatives.

The Group	2018 £m	2017 £m
At 1 January	–	2
Losses recognised in the income statement within other income	–	(2)
Transfers into the level 3 portfolio	–	–
Transfers out of the level 3 portfolio	–	–
At 31 December	–	–
Losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	–	–

Disclosure of assets and liabilities [text block]	The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2018		2017
The Group	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	1,056	(804)	1,399	(960)
Exchange and other adjustments	7	(5)	24	(20)
(Losses) gains recognised in the income statement within other income	(84)	49	(208)	215
Purchases (additions)	–	–	103	(18)
(Sales) redemptions	(974)	752	(79)	53
Transfers into the level 3 portfolio	–	–	33	(74)
Transfers out of the level 3 portfolio	–	–	(216)	–
At 31 December	5	(8)	1,056	(804)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(424)	82	(208)	213
	2018		2017
The Bank	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	636	(750)	817	(904)
Exchange and other adjustments	3	(4)	7	(19)
(Losses) gains recognised in the income statement within other income	(70)	43	(76)	212
Purchases (additions)	–	–	103	(18)
(Sales) redemptions	(564)	703	(75)	53
Transfers into the level 3 portfolio	–	–	33	(74)
Transfers out of the level 3 portfolio	–	–	(173)	–
At 31 December	5	(8)	636	(750)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(402)	57	(76)	211

Disclosure of Sensitivity of Level 3 Valuations [text block]
			At 31 December 2018			At 31 December 2017
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions
	Valuation basis/technique	Significant unobservable inputs[1]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss:

Loans and advances to customers	Discounted cash flows	Inferred spreads (bps) (97 bps/103 bps)	2,721	35	(35)	–	–	–
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	–	–	–	50	5	(5)
			2,721			50
Financial assets at fair value through other comprehensive income/available-for-sale financial assets
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	53	–	(1)	92	–	(4)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	–	–	–	223	50	(4)
			53			315
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (19%/80%)	5	–	–	1,056	11	(3)
			5			1,056
Level 3 financial assets carried at fair value			2,779			1,421
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (19%/80%)	8	–	–	804	–	–
			8			804
Level 3 financial liabilities carried at fair value			8			804
			At 31 December 2017
				Effect of reasonably possible alternative assumptions[2]
Disposal group	Valuation basis/technique	Significant unobservable inputs[1]	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss:

Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cashflows[3]	n/a	1,746	26	(76)
Level 3 financial assets carried at fair value			1,746
1	Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

2	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

3	Underlying asset/net asset values represent fair value.
1	Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

2	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

3	Underlying asset/net asset values represent fair value.

Financial Assets, Excluding Derivatives [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of financial assets excluding derivatives [text block]
Valuation hierarchy
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial assets at fair value through profit or loss
Loans and advances to customers	–	17,290	2,721	20,011
Loans and advances to banks	–	236	–	236
Debt securities:
Government securities	2,293	–	–	2,293
Bank and building society certificates of deposit	–	–	–	–
Asset-backed securities:
Mortgage-backed securities	–	–	–	–
Other asset-backed securities	–	20	–	20
Corporate and other debt securities	–	540	–	540
	2,293	560	–	2,853
Equity shares	150	6	–	156
Total financial assets at fair value through profit or loss	2,443	18,092	2,721	23,256
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	18,847	124	–	18,971
Bank and building society certificates of deposit	–	–	–	–
Asset-backed securities:
Mortgage-backed securities	–	–	–	–
Other asset-backed securities	–	4	53	57
Corporate and other debt securities	–	5,119	–	5,119
	18,847	5,247	53	24,147
Treasury and other bills	221	–	–	221
Total financial assets at fair value through other comprehensive income	19,068	5,247	53	24,368
Total financial assets carried at fair value, excluding derivatives	21,511	23,339	2,774	47,624
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Financial assets at fair value through profit or loss
Loans and advances to customers	–	30,568	–	30,568
Loans and advances to banks	–	1,614	–	1,614
Debt securities:
Government securities	9,836	928	–	10,764
Other public sector securities	–	–	–	–
Bank and building society certificates of deposit	–	222	–	222
Asset-backed securities:
Mortgage-backed securities	–	189	–	189
Other asset-backed securities	–	95	–	95
Corporate and other debt securities	–	2,088	–	2,088
	9,836	3,522	–	13,358
Treasury and other bills	18	–	–	18
Equity shares	–	–	50	50
Total financial assets at fair value through profit or loss	9,854	35,704	50	45,608
Available-for-sale financial assets
Debt securities:
Government securities	34,534	174	–	34,708
Bank and building society certificates of deposit	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	1,156	–	1,156
Other asset-backed securities	–	163	92	255
Corporate and other debt securities	229	4,386	–	4,615
	34,763	6,046	92	40,901
Equity shares	555	38	223	816
Total available-for-sale financial assets	35,318	6,084	315	41,717
Total financial assets carried at fair value, excluding derivatives	45,172	41,788	365	87,325

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017 – Disposal group
Financial assets at fair value through profit or loss
Debt securities:
Government securities	10,435	801	23	11,259
Other public sector securities	–	1,526	1	1,527
Asset-backed securities:
Mortgage-backed securities	3	159	49	211
Other asset-backed securities	7	6,889	785	7,681
Corporate and other debt securities	–	18,178	16	18,194
	10,445	27,553	874	38,872
Equity shares	85,289	18	872	86,179
Total financial assets carried at fair value, excluding derivatives	95,734	27,571	1,746	125,051
Valuation hierarchy
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial assets at fair value through profit or loss
Loans and advances to customers	–	16,900	890	17,790
Loans and advances to banks	–	236	–	236
Debt securities:
Government securities	2,293	–	–	2,293
Corporate and other debt securities	–	518	–	518
	2,293	518	–	2,811
Equity shares	–	6	–	6
Total financial assets at fair value through profit or loss	2,293	17,660	890	20,843
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	18,707	124	–	18,831
Asset-backed securities	–	5	–	5
Corporate and other debt securities	–	4,151	–	4,151
	18,707	4,280	–	22,987
Treasury and other bills	221	–	–	221
Equity shares	–	–	–	–
Total financial assets at fair value through comprehensive income	18,928	4,280	–	23,208
Total financial assets carried at fair value, excluding derivatives	21,221	21,940	890	44,051
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Financial assets at fair value through profit or loss
Loans and advances to customers	–	30,568	–	30,568
Loans and advances to banks	–	1,614	–	1,614
Debt securities:
Government securities	9,834	928	–	10,762
Asset-backed securities:
Mortgage-backed securities	–	189	–	189
Other asset-backed securities	–	95	–	95
Corporate and other debt securities	–	749	–	749
	9,834	1,961	–	11,795
Treasury and other bills	–	–	–	–
Equity shares	–	–	–	–
Total financial assets at fair value through profit or loss	9,834	34,143	–	43,977
Available-for-sale financial assets
Debt securities:
Government securities	34,397	174	–	34,571
Bank and building society certificates of deposit	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	1,129	–	1,129
Other asset-backed securities	–	65	–	65
Corporate and other debt securities	221	5,650	–	5,871
	34,618	7,185	–	41,803
Equity shares	555	6	202	763
Total available-for-sale financial assets	35,173	7,191	202	42,566
Total financial assets carried at fair value, excluding derivatives	45,007	41,334	202	86,543

Recurring fair value measurement [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of Derivatives by recurring fair value measurement [text block]	All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2018, such assets totalled £11,293 million for the Group and £15,431 million for the Bank (31 December 2017: £24,152 million for the Group and £26,764 million for the Bank) and liabilities totalled £10,911 million for the Group and £14,546 million for the Bank (31 December 2017: £24,699 million for the Group and £28,267 million for the Bank). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-87). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2018				2017
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	11,288	5	11,293	1	23,095	1,056	24,152
Derivative liabilities	–	(10,903)	(8)	(10,911)	(2)	(23,893)	(804)	(24,699)
	2017
Disposal group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	245	3,220	–	3,465
Derivative liabilities	(585)	(2,562)	–	(3,147)
	2018				2017
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	15,426	5	15,431	1	26,127	636	26,764
Derivative liabilities	–	(14,538)	(8)	(14,546)	(2)	(27,515)	(750)	(28,267)